Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of calculation tax charge

	2021	2020	2019

	(€ in thousands)
Consolidated result before corporate income taxes	(61,563)	(46,490)	(56,614)
Exclude: results related to associates	(217)	(322)	429
	(61,346)	(46,168)	(57,043)

Income tax based on domestic rate (25%)	15,337	11,542	14,261
Tax effect of:
Different tax rates in foreign jurisdictions	18	16	17
Non-deductible expenses	(2,176)	(2,742)	(1,501)
Share- and loan-issue expenditures that are taxable	1,423	174	843
Change in unrecognized deductible temporary differences	(89)	(44)	(7)
Current year losses for which no deferred tax asset was recognized	(14,606)	(9,029)	(13,703)
True-up for prior year	(24)	(41)	(42)
Income tax charge	(117)	(124)	(132)
Effective tax rate	—%	—%	—%